ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of principal subsidiaries and VIEs

As of December 31, 2022 the Company’s significant subsidiaries and its consolidated VIEs are as follows:

Name	Date of incorporation/ establishment or acquisition	Place of incorporation/ establishment	Percentage of direct or indirect ownership	Principal activities
Subsidiaries
Jiayin Holdings Limited	January 2018	BVI	100%	Investment Holding
Geerong (HK) Limited (formerly known as “Jiayin (HK) Limited”)	January 2018	Hong Kong	100%	Investment Holding
Jiayin Southeast Asia Holdings Limited	February 2018	BVI	100%	Investment Holding
Shanghai Kunjia Technology Co., Ltd.	June 2018	Shanghai	100%	Investment Holding
Geerong Yunke Information Technology Co., Ltd.	July 2019	Shanghai	100%	Technology development and consumer finance services
Geerong Yun (Shanghai) Enterprise Development Co., Ltd.	September 2019	Shanghai	100%	Technology development and consumer finance services
Shanghai Chuangzhen Software Co., Ltd.	April 2020	Shanghai	100%	Technology service
PT. Jayindo Fintek Pratama	April 2020	Indonesia	85%	Lending business
Fujian Jiaxi Financing Guarantee Co., Ltd.	July 2021	Fujian	100%	Guarantee service
Hainan Yinke Financing Guarantee Co., Ltd.	August 2021	Hainan	100%	Guarantee service

VIEs
Shanghai Jiayin Finance Technology Co., Ltd.	June 2015	Shanghai	100%	Technology service
Shanghai Wuxingjia Information Technology Co., Ltd. ( formerly known as "Shanghai Niwodai Internet Finance Information Services Co., Ltd.")	September 2015	Shanghai	100%	Technology development and consumer finance services
Shanghai Jiajie Internet Finance Information Services Co., Ltd.	July 2019	Shanghai	100%	Technology development and consumer finance services
Jiayin Shuke Information Technology Co., Ltd.	January 2021	Shanghai	100%	Technology service